COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

Lease Commitments

We determine whether an arrangement is a lease at inception and whether such leases are operating or financing leases. For each lease agreement, the Company determines its lease term as the non-cancellable period of the lease and includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option. We use these options in determining our right-of-use assets and lease liabilities. Our lease agreements do not contain any material residual value guarantees or material restrictive covenants. As our leases do not provide an implicit rate, we use our incremental borrowing rate based on the information available at commencement date in determine the present value of the lease payments.

Operating lease expense is recognized on a straight-line basis over the lease term. Total operating lease expenses for the year ended December 31, 2019 and 2018 was $1,661,649 and $414,238, respectively. The current portion of our operating lease liabilities as of December 31, 2019 is $1,423,610 and is included in accounts payable and accrued liabilities. The long-term portion of our operating lease liabilities as of December 31, 2019 is $4,722,101.

The weighted-average remaining lease term and discount rate for our operating leases are as follows:

2019
Weighted-average remaining lease term	4 Years
Weighted-average discount rate	7.0%

Supplemental cash flow information related to operating leases for the year ended December 31, 2019 was as follows:

2019
Cash payments for operating leases	$1,019,027

New operating lease assets obtained in exchange for operating lease liabilities	$6,040,287

The following table summarizes the future minimum payments for operating leases at December 31, 2019 due in each year ending December 31,

2020	$1,805,899
2021	1,785,519
2022	1,920,543
2023	744,370
2024	310,200
thereafter	568,700
Total lease payments	7,135,231
Less imputed interest	(989,520)
Present value of lease liabilities	$6,145,711

Legal Matters

From time to time, the Company is involved in various claims and legal actions that arise in the ordinary course of business. Although the results of litigation and claims cannot be predicted with certainty, as of December 31, 2019 and 2018, the Company does not believe that the ultimate resolution of any legal actions, either individually or in the aggregate, will have a material adverse effect on its financial position, results of operations, liquidity, and capital resources.

Future litigation may be necessary to defend the Company by determining the scope, enforceability and validity of third-party proprietary rights or to establish its own proprietary rights. The results of any current or future litigation cannot be predicted with certainty, and regardless of the outcome, litigation can have an adverse impact on the Company because of defense and settlement costs, diversion of management resources, and other factors.